Employee Incentive Schemes - Stock Options Outstanding (Detail) (AUD)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Exercise Price One [Member]	Dec. 31, 2013 Exercise Price Two [Member]	Dec. 31, 2013 Exercise Price Three [Member]	Dec. 31, 2013 Exercise Price Four [Member]	Dec. 31, 2013 Exercise Price Five [Member]	Dec. 31, 2013 Exercise Price Six [Member]	Dec. 31, 2013 Exercise Price Seven [Member]	Dec. 31, 2013 Exercise Price Eight [Member]	Dec. 31, 2013 Exercise Price Nine [Member]	Dec. 31, 2013 Exercise Price Ten [Member]	Dec. 31, 2013 Exercise Price Eleven [Member]	Dec. 31, 2013 Exercise Price Twelve [Member]	Dec. 31, 2013 Exercise Price Thirteen [Member]	Dec. 31, 2013 Exercise Price Fourteen [Member]	Dec. 31, 2013 Exercise Price Fifteen [Member]	Dec. 31, 2013 Exercise Price Sixteen [Member]	Dec. 31, 2013 Exercise Price Seventeen [Member]	Dec. 31, 2013 Exercise Price Eighteen [Member]	Dec. 31, 2013 Exercise Price Nineteen [Member]	Dec. 31, 2013 Exercise Price Twenty [Member]	Dec. 31, 2013 Exercise Price Twenty One [Member]	Dec. 31, 2013 Exercise Price Twenty Two [Member]	Dec. 31, 2013 Exercise Price Twenty Three [Member]	Dec. 31, 2013 Exercise Price Twenty Four [Member]	Dec. 31, 2013 Exercise Price Twenty Five [Member]	Dec. 31, 2013 Exercise Price Twenty Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.07	1.01		0.35	1.18	1.20	0.89	0.70	0.50	0.00	0.94	0.00	1.72	1.60	1.58	0.00	1.37	1.38	1.00	0.89	0.00	0.75	0.73	1.09	0.00	0.79	0.71	0.49	0.00
Options Outstanding, Shares	10,606,099	11,718,464		400,603	605,000	565,000	799,000	178,000	48,000	50,001	1,074,334	388,334	1,465,000	50,000	320,996	91,667	303,000	2,300,000	72,666	464,998	100,000	132,000	86,000	332,500	162,500	24,000	30,000	362,500	200,000
Options Outstanding, Weighted average remaining life in years				2 years	3 years	4 years	4 years	5 years	5 years	5 years	5 years	5 years	6 years	3 years	4 years	4 years	4 years	4 years	5 years	5 years	5 years	5 years	6 years	6 years	6 years	6 years	7 years	7 years	7 years
Options Exercisable Shares	8,904,217	9,264,906	8,011,691	400,603	605,000	565,000	799,000	178,000	48,000	50,001	1,074,334	334,998	1,465,000	50,000	320,996	91,667	303,000	1,900,000	50,666	311,642	66,664	87,996	28,667	110,818	54,165	8,000	0	0	0